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                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)



                                                               January 5, 2010



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:  Van Kampen Equity Trust II -- Rule 497(j) Filing
        (File Nos. 333-75493 and 811-9279)

Ladies and Gentlemen:

     Van Kampen Equity Trust II filed via EDGAR on December 22, 2009 a copy of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith pursuant to Rule 485(b) of the general rules and regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses, except for the Prospectuses pertaining to Van Kampen International Advantage Fund, Van Kampen International Growth Fund and Van Kampen Equity Premium Income Fund, and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The Prospectuses for Van Kampen International Advantage Fund, Van Kampen International Growth Fund and Van Kampen Equity Premium Income Fund were filed under separate cover on December 29, 2009.

     Should the staff have any questions regarding the foregoing, please contact the undersigned at (212) 296-6968 or Charles B. Taylor at (312) 407-0863.


                                                Very truly yours,



                                                /s/ Julien Yoo
                                                -------------------------
                                                Julien Yoo
                                                Assistant Secretary